7. Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
Cost and estimated earnings in excess of billings
	2015	2014
	RMB’000	RMB’000

Prepayments and other receivables	13,039	11,333
Deposits	4,433	3,067

	17,472	14,400

ZHEJIANG TIANLAN
Cost and estimated earnings in excess of billings
	2015	2014
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	160,634	207,632
Less: Progress billings	(62,994)	(53,723)

Cost and estimated earnings in excess of billings	97,640	153,909